Payables and Accrued Charges	12 Months Ended
Dec. 31, 2018
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Payables and Accrued Charges

NOTE 19	PAYABLES AND ACCRUED CHARGES

Trade and other payables and accrued charges mainly consist of amounts owed to suppliers and prepayments made by customers planning to purchase the Company’s products for the upcoming growing season.

Payables and accrued charges as at December 31 were comprised of:

	2018	2017

Trade accounts	$3,053	$255
Customer prepayments	1,625	–
Dividends	526	84
Accrued compensation	425	98
Current portion of asset retirement obligations and accrued environmental costs (Note 20)	156	72
Accrued interest	105	33
Current portion of share-based compensation (Note 29)	87	13
Current portion of derivatives	45	29
Income taxes (Note 9)	47	16
Current portion of pension and other post-retirement benefits (Note 28)	13	35
Other payables and other accrued charges	621	201

	$6,703	$836